UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03174

Touchstone Tax-Free Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2012

Annual Report

Touchstone Tax-Free Trust

Touchstone Ohio Tax-Free Bond Fund

Touchstone Ohio Tax-Free Money Market Fund

Touchstone Tax-Free Money Market Fund

Table of Contents

Page
Letter from the President	3
Management's Discussion of Fund Performance (Unaudited)	4 - 5
Tabular Presentation of Portfolios of Investments (Unaudited)	6
Portfolio Investments:
Touchstone Ohio Tax-Free Bond Fund	7
Touchstone Ohio Tax-Free Money Market Fund	9
Touchstone Tax-Free Money Market Fund	12
Notes to Portfolios of Investments	15
Portfolio Composition (Unaudited)	16
Statements of Assets and Liabilities	17 - 18
Statements of Operations	19
Statements of Changes in Net Assets	20 - 21
Statements of Changes in Net Assets - Capital Stock Activity	22 - 23
Financial Highlights	24 - 26
Notes to Financial Statements	27 - 33
Report of Independent Registered Public Accounting Firm	34
Other Items (Unaudited)	35 - 36
Management of the Trust (Unaudited)	37 - 39
Privacy Protection Policy	40

2

Letter from the President

Dear Shareholder:

We are pleased to provide you with the Touchstone Tax-Free Trust Annual Report. Inside you will find key financial information for the twelve months ended June 30, 2012.

Markets worldwide continued to be buffeted by headwinds out of Europe and continuing evidence of a slowing global economy, which caused the U.S. economy to experience uneven growth. Markets rallied back and forth in response to a confluence of events, including renewed fears of a Greek exit from the eurozone, nervousness about the health of Spain’s banking system and the European sovereign debt crisis. However, most of the key indicators continued to show slow to modest growth. The Federal Reserve took additional action in June when it extended “Operation Twist,” by selling short-term Treasury securities and purchasing an equal amount of longer-term Treasury securities, with a goal of ultimately providing additional stimulus to the economy. The Fed also kept interest rates low at a target range of 0% to 0.25% and indicated its expectation that economic conditions would warrant this exceptionally low range until late 2014.

The past 12 months marked a particularly strong period for municipal bonds. Defaults were in line with historical averages and new issuance remained relatively light by historical standards. The financial position of many municipalities improved during the fiscal year as credit concerns faded and revenues improved at the state and local levels. Going forward, investor demand remains strong and the municipal sector continues to offer attractive investment opportunities for tax-conscious investors.

The Touchstone Ohio Tax-Free Bond Fund seeks the highest level of interest income exempt from federal and Ohio personal income taxes consistent with the protection of capital. It invests primarily in high-quality long-term municipal bonds and seeks the appropriate alignment of risk and return in an attempt to provide the most favorable opportunity to maximize risk-adjusted performance.

Touchstone’s tax-free money market funds seek current tax-free income combined with liquidity and stability. The Funds seek the highest level of interest income exempt from Federal (and in some cases, state) income tax, consistent with protection of capital by primarily investing in high-quality, short-term municipal obligations.

It is more important than ever to focus on the long-term composition of your investment portfolio as we believe that diversification is essential to balancing risk and return. We recommend that you continue to work with your financial professional on a sound asset allocation strategy to help keep your financial goals on course.

We greatly appreciate your continued support. Thank you for including Touchstone as part of your investment plan.

Sincerely,

Jill T. McGruder

President

Touchstone Tax-Free Trust

3

Management's Discussion of Fund Performance (Unaudited)

As of June 30, 2012

Touchstone Ohio Tax-Free Bond Fund

Sub-Advised by Fort Washington Investment Advisors Inc.

Investment Philosophy and Process

The Fund seeks the highest level of interest income exempt from federal income and Ohio personal income taxes, consistent with the protection of capital. It invests primarily in high-quality long-term Ohio Municipal obligations.

Fund Performance and Market Recap

The total return of the Touchstone Ohio Tax-Free Bond Fund - Class A shares was 8.60% for the year ended June 30, 2012. The total return of the Barclays Municipal Bond Index was 9.90% for the same period.

During the fiscal year period ended June 30, 2012, the U.S. economy experienced uneven growth; however, most of the key indicators showed modest growth. Overall, the economy grew at roughly a 2.0% rate and the employment picture improved with the economy adding nearly 150,000 jobs per month and the unemployment rate declined to 8.2% from 9.1%. Difficulties in Europe continued to deteriorate as problems spread beyond Greece, pushing sovereign yields in Italy and Spain sharply higher. Concerns regarding the future of the Euro and European Union (EU) have served as a damper to global economic growth and sparked a flight to quality in safe haven bonds of the U.S. and Germany. The Federal Reserve (the Fed) kept interest rates low, targeting the fed funds rate in a range of 0.00% - 0.25% and indicated its expectation that economic conditions would warrant exceptionally low rates until late 2014. In September, the Fed took additional action and initiated a maturity lengthening program labeled OperationTwist. Under this program the Fed sold $400 billion of short-term Treasury securities (maturities less than 3 years) and bought an equal amount of longer-term (maturities greater than 6 years) Treasury securities. The goal of this policy was to push yields lower at the longer end of the yield curve and ultimately provide additional stimulus to the economy. Following its meeting in June, 2012, the Fed announced an extension of Operation Twist to the end of 2012, whereby it will purchase an additional $267 billion of short-term securities and buy long-term securities for its portfolio. Given the concerns in Europe and the Fed’s policy actions during the fiscal year period, yields on longer-term Treasury securities declined markedly. Yield spreads in other sectors of the bond market continued to narrow as investors moved to take advantage of the additional yield available.

As the fiscal year began, the municipal market continued its strong performance aided by robust investor demand and a limited supply of new issue bonds. Credit concerns faded as improving revenues at the state and local level combined with spending cuts to improve the financial position of many municipalities. New issue supply picked up markedly in 2012 increasing 65% over the first half of 2011, as municipalities at all levels took advantage of low interest rates and refinanced outstanding debt to reduce their borrowing costs.

Portfolio Review

Fund performance was negatively impacted by its shorter duration relative to its benchmark. As interest rates declined over the period, longer duration securities and portfolios performed best. The Fund’s allocation to Health Care and Education bonds contributed to performance.These sectors offered additional yield and performed well as credit spreads narrowed during the period. In managing the Fund, a greater emphasis was placed on yield, price stability, and low turnover which resulted in a portfolio with a shorter duration as compared to the benchmark. To meet our target duration we emphasized high-quality bonds in the 20-year maturity range rather than longer-term (30-year) bonds. We prefer this range because typically the yield advantage of longer-term securities’ duration does not warrant the associated volatility to the Fund’s portfolio.

4

Management's Discussion of Fund Performance (Unaudited) (Continued)

Outlook and Conclusion

We will continue to manage the Fund with a similar strategy going forward. Our focus will remain on buying high-quality Ohio municipal bonds that we believe offers the best combination of tax-free yield and total return. As mentioned above, we believe the 20-year maturity range currently offers attractive opportunities which may aid performance going forward. We also favor higher coupon bonds which, when combined with our maturity preference, results in a Fund with shorter duration than the benchmark. As the Fund’s longer-term performance indicates, this strategy has served the Fund’s shareholders well over the years.

Despite the increase in supply, investor demand has remained strong and we believe the municipal sector continues to be one of the best performing fixed income sectors. Regardless of recent headlines, credit quality in the broader municipal market continues to show some improvement. In Ohio, which has benefitted from a rebound in manufacturing, state revenues are rising and the unemployment rate is below the national average. With finances moving in the right direction, we believe municipalities at all levels will need to address their pension and other post-employment benefit liabilities to prevent potentially larger problems down the road.

Looking ahead, interest rates are likely to remain low for a considerable period of time. This certainly includes municipal yields which we believe currently provide attractive relative value compared to other fixed income sectors, particularly Treasury securities.

Comparison of the Change in Value of a $10,000 Investment in
the Touchstone Ohio Tax-Free Bond Fund - Class A* and the
Barclays Municipal Bond Index

*The chart above represents performance of Class A shares only, which will vary from the performance of Class C shares based on the difference in loads and fees paid by shareholders in the different classes. Fund inception was April 1, 1985, and the initial public offering of Class C shares commenced on November 1, 1993.

**Returns shown above are adjusted for maximum applicable sales charge.

The performance of the above Fund does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

Tabular Presentation of Portfolios of Investments (Unaudited)
June 30, 2012

The tables below provide each Fund’s investments by credit quality and security type. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Ohio Tax-Free Bond Fund
Credit Quality*	(% of Investment Securities)
AAA/Aaa	4.3%
AA/Aa	61.1
A/A	21.1
BBB/Baa	10.8
NR	2.7
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Fixed Rate Revenue and
General Obligation Bonds	100.5%
Variable Rate Demand Notes	0.7
Other Assets/Liabilities (net)	(1.2)
Total	100.0%

Touchstone Tax-Free Money Market Fund
Credit Quality	(% of Investment Securities)
A-1/P-1/MIG1/SP1-+	84.4%
FW1**	15.6
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	73.0%
Fixed Rate Revenue and
General Obligation Bonds	27.4
Commercial Paper	1.3
Other Assets/Liabilities (Net)	(1.7)
Total	100.0%

Touchstone Ohio Tax-Free Money Market Fund
Credit Quality	(% of Investment Securities)
A-1/P-1/MIG1/SP1-+	87.7%
FW1**	12.3
Total	100.0%

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	75.6%
Fixed Rate Revenue and
General Obligation Bonds	24.2
Other Assets/Liabilities (net)	0.2
Total	100.0%

* Composite of Standard & Poors, Moody's and Fitch ratings.

** Equivalent to Standard & Poor's and Moody's highest short-term ratings of A-1 and P-1, respectively, based upon independent research conducted by Fort Washington Investment Advisors, Inc.

6

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – June 30, 2012

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Fixed Rate Revenue and General Obligation Bonds — 100.5%
$250,000	OH St Higher Edl Facs (Xavier Univ) Ser 2003 Pre-refunded @ $100	5.000	05/01/13	$259,280
1,480,000	Lakewood OH CSD (Sch Impt) UTGO Ser 2004 Pre-refunded @ $100	5.250	12/01/14	1,650,555
325,000	Warren OH Wtr Wks Rev Ser 1997	5.500	11/01/15	342,862
470,000	Buckeye Valley OH LSD UTGO Ser 1995 A	6.850	12/01/15	516,940
480,000	Columbus-Polaris OH Hsg Corp. Ser 1979 Pre-refunded @ $100	7.400	01/01/16	566,155
1,500,000	Little Miami OH LSD (Sch Impt) UTGO Ser 2006 Pre-refunded @ $100	5.000	12/01/16	1,786,215
750,000	Cleveland OH LTGO Ser 2005 A	5.000	10/01/17	838,672
1,210,000	Cincinnati OH Tech College Ser 2002	5.250	10/01/21	1,283,411
450,000	Columbus OH TIF Rev (Polaris) Ser 2004 A	4.750	12/01/23	465,746
865,000	Fairfield Co OH LTGO Ser 2005	5.000	12/01/23	977,640
600,000	OH St Higher Edl Fac (Univ Dayton) Ser 2004	5.000	12/01/23	628,206
1,000,000	Toledo OH CSD (Sch Facs Impt) UTGO Ser 2003 B	5.000	12/01/23	1,065,210
1,000,000	Hamilton Co OH Hosp Facs Rev (Cincinnati Childrens Hosp) Ser 2004 J	5.000	05/15/24	1,018,580
400,000	Springboro OH Swr Sys Rev (Mtg) Ser 2004	5.000	06/01/24	435,140
500,000	New Albany OH Cmnty Auth Ser 2012 C	5.000	10/01/24	575,665
2,000,000	Canal Winchester OH LSD UTGO Ser 2007	4.750	12/01/24	2,174,660
1,040,000	Franklin Co OH Hosp Rev (Impt The Childrens Hosp) Ser 2005 C	5.000	05/01/25	1,090,086
810,000	Big Walnut OH LSD (Sch Facs Const & Impt) UTGO Ser 2004	5.000	12/01/25	899,100
1,000,000	Univ Of Cincinnati OH Recpts Ser 2006 A	4.750	06/01/26	1,095,130
1,500,000	Richland Co OH Hosp Facs Rev (Medcentral Health Sys Oblig) Ser 2006	5.125	11/15/26	1,578,495
1,090,000	Fairborn OH CSD (Sch Impt) UTGO Ser 2006	5.000	12/01/26	1,226,348
1,000,000	Kings OH LSD (Sch Impt) UTGO Ser 2007	5.000	12/01/26	1,103,110
1,000,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser 2007	5.000	12/01/26	1,100,480
1,500,000	OH St Higher Edl Fac (Univ Dayton) Ser 2006	5.000	12/01/26	1,601,040
2,100,000	Oregon OH CSD UTGO Ser 2005	5.000	12/01/27	2,299,248
2,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser 2009 B	5.125	01/01/28	2,194,940
1,000,000	OH St Higher Edl Fac (Higher Edl Fac Xavier Univ) Ser 2008 C	5.750	05/01/28	1,130,510
830,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2007	5.000	12/01/28	945,387
1,185,000	Delaware OH LTGO Ser 2006	5.000	12/01/28	1,336,336
875,000	Licking Heights OH LSD UTGO Ser 2000	6.400	12/01/28	1,236,568
1,000,000	Mason OH Swr Sys Rev (Impt) Ser 2004	5.000	12/01/28	1,086,830
1,500,000	Reynoldsburg OH CSD (Sch Facs Constr & Impt) UTGO Ser 2008	5.250	12/01/28	1,680,120
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network) Ser 2009	5.125	04/01/29	686,764
345,000	Univ Of Toledo OH Ser 2011 B	5.000	06/01/29	377,382
1,000,000	Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways) Ser 2008 B	5.000	10/01/29	1,089,500
1,000,000	Franklin Co OH Hosp Rev (Impt Nationwide Childrens Hosp) Ser 2009	4.750	11/01/29	1,074,210
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Ser 2009	4.500	12/01/29	1,081,410
895,000	Milton Union OH Exempted Village SD (Sch Impt) Ser 2009	4.875	12/01/29	986,487
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO Ser 2008	5.000	01/15/30	346,006
1,000,000	Hamilton Co OH Rev (Stratford Heights) Ser 2010	5.000	06/01/30	1,097,710
1,000,000	Green OH Cmnty Learning Ctr Ser 2012	4.000	12/01/30	1,042,380
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig) Ser 2011	5.250	04/01/31	530,895
1,000,000	Wright OH St Univ (Gen Recpts) Ser 2011 A	5.000	05/01/31	1,082,170
1,500,000	Cincinnati OH CSD (Sch Impt) LTGO Ser 2010	5.000	06/01/31	1,672,815
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen) Ser 2011	5.125	08/01/31	797,790
835,000	Green OH (Str Impt Tax Increment) LTGO Ser 2011	4.500	12/01/31	883,505
1,000,000	Mount Healthy OH CSD (Sch Impt) UTGO Ser 2008	5.000	12/01/31	1,082,700
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser 2012 A	4.500	05/01/32	1,064,490
1,000,000	Hamilton Co OH Hlthcare Facs (Christ Hosp Proj) Ser 2012	5.250	06/01/32	1,035,900
1,300,000	Cincinnati OH Wtr Sys Rev Ser 2007 B	5.000	12/01/32	1,459,848
1,000,000	Hamilton Co OH Swr Sys Rev (Impt Greater Cincinnati Met) Ser 2007 A	5.000	12/01/32	1,096,470
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 2010	4.750	12/01/32	1,146,909

7

Touchstone Ohio Tax-Free Bond Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Fixed Rate Revenue and General Obligation Bonds — 100.5% (Continued)
$2,000,000	Cincinnati OH EDR (U Square The Loop) Ser 2011	5.000	11/01/33	$2,208,300
	Total Fixed Rate Revenue and General Obligation Bonds			$58,032,306

	Variable Rate Demand Notes — 0.7%
200,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 B (LOC: JP Morgan
	Chase Bank NA)	0.170	07/02/12	200,000
200,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2004 B1 (SPA: Wells Fargo Bank NA)	0.160	07/02/12	200,000
	Total Variable Rate Demand Notes			$400,000

	Total Investment Securities —101.2%
	(Cost $54,149,317)			$58,432,306

	Liabilities in Excess of Other Assets — (1.2%)			(690,117)

	Net Assets — 100.0%			$57,742,189

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$58,432,306	$—	$58,432,306

See accompanying notes to portfolio of investments and notes to financial statements.

8

Portfolio of Investments

Touchstone Ohio Tax-Free Money Market Fund – June 30, 2012

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Fixed Rate Revenue and General Obligation Bonds — 24.4%
$960,000	Kirtland OH (BANS Purp) LTGO Ser 2011	1.000	07/19/12	$960,992
2,000,000	Cleveland OH Wtr Rev (Sub Lien Nts) Ser 2011	1.000	07/26/12	2,000,652
1,000,000	AMP OH, Inc. (BANS Elec Sys Impt) Ser 2011	1.250	08/09/12	1,000,156
1,570,000	Olmsted Falls OH (BANS Purp Impt) LTGO Ser 2011	1.250	08/09/12	1,570,564
5,400,000	Union Twp OH (BANS) LTGO Ser 2011	1.125	09/12/12	5,404,812
1,500,000	Cuyahoga OH (BANS Purp) UTGO Ser 2011	2.000	09/14/12	1,502,697
100,000	OH St Bldg Auth (Juvenile Corr) Ser 2009 A	5.000	10/01/12	101,144
100,000	OH St Cultural & Sports Capi Ser 2008 B	4.000	10/01/12	100,818
300,000	OH St Cultural & Sports Capi Ser 2006 B	5.000	10/01/12	303,369
2,000,000	Newark OH (BANS Var Purp) LTGO Ser 2012	1.300	10/03/12	2,004,317
1,325,000	Kent OH (BANS Var Purp) LTGO Ser 2011	1.000	10/10/12	1,326,438
1,350,000	Kent OH (BANS Var Purp) LTGO Ser 2012	1.375	10/10/12	1,353,389
1,050,000	Brecksville OH (BANS Var Purp) LTGO Ser 2012	1.125	10/12/12	1,052,257
2,000,000	Lakewood OH (BANS Purp Impt) LTGO Ser 2012	1.125	10/18/12	2,004,261
2,500,000	Wyoming OH CSD (BANS (Sch Impt)) UTGO Ser 2012	1.500	10/23/12	2,507,690
1,700,000	AMP OH, Inc. (BANS Var Purp) Ser 2011	1.250	10/25/12	1,701,343
2,000,000	Springboro OH (Real Estate Acquisition Nts) Ser 2011	2.000	10/26/12	2,006,909
2,100,000	Bath OH LSD (BANS Sch Construction) UTGO Ser 2012	1.250	11/15/12	2,106,193
250,000	N.E. OH Regl Swr Dist Ser 2005	4.000	11/15/12	253,319
1,995,000	AMP OH, Inc. (BANS Elec Sys Impt Bowling Gre) Ser 2011	1.250	11/20/12	1,995,765
515,000	Princeton OH CSD Spl (TANS Perm Impt) UTGO Ser 2012	2.000	12/01/12	518,199
750,000	Morrow Co OH (BANS) LTGO Ser 2012	1.500	01/17/13	754,056
1,400,000	Warrensville Heights OH (BANS) LTGO Ser 2012	1.500	01/30/13	1,404,835
2,800,000	Butler Technology & Career Dev (BANS Sch Impt) LTGO Ser 2012	1.500	03/14/13	2,815,532
125,000	OH St Bldg Auth (Juvenile Correctional Bldg) Ser 2003 Pre-refunded @ $100	5.000	04/01/13	129,196
1,200,000	Springboro OH (BANS Street Impt) LTGO Ser 2012	1.500	04/04/13	1,206,751
1,500,000	New Albany OH Cmnty Auth (Multi Purp Infra) Ser 2012	1.000	05/31/13	1,503,394
1,350,000	Licking Co OH (BANS) LTGO Ser 2012	1.250	06/11/13	1,359,492
1,235,000	Kirtland OH (BANS Var Purp) LTGO Ser 2012	1.000	07/17/13	1,239,891
	Total Fixed Rate Revenue and General Obligation Bonds			$42,188,431

	Variable Rate Demand Notes — 76.2%
3,800,000	Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser 2010 C (LOC: Bank Of Nova
	Scotia)	0.140	07/02/12	3,800,000
6,990,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2011 B1 (SPA: Wells Fargo Bank NA)	0.160	07/02/12	6,990,000
4,900,000	Montgomery Co OH Rev (Miami Vy Hosp) Ser 2011 B (SPA: Barclays Bank Plc)	0.170	07/02/12	4,900,000
1,000,000	Montgomery Co OH Rev (Miami Vy Hosp) Ser 2011 C (SPA: Wells Fargo Bank NA)	0.150	07/02/12	1,000,000
2,940,000	OH St Higher Edl Facs Rev (Case Western) Ser 2002 A (SPA: Landesbank
	Hessen-Thuringen)	0.190	07/02/12	2,940,000
7,000,000	OH St Wtr Dev Auth (FirstEnergy) Ser 2011 C (LOC: UBS AG)	0.190	07/02/12	7,000,000
1,000,000	Blue Ash OH EDR (Ursuline Academy) Ser 2011 (LOC: PNC Bank NA)	0.160	07/06/12	1,000,000
700,000	Butler Co OH Capital Funding (CCAO Low Cost Cap) Ser 2005 A (LOC: U.S. Bank
	NA)	0.180	07/06/12	700,000
3,500,000	Butler Co OH Hlthcare Facs Rev (Colonial Sr Svcs Inc) Ser 2004 (LOC: U.S. Bank NA)	0.190	07/06/12	3,500,000
4,200,000	Butler Co OH Port Auth EDR (Great Miami Vy) Ser 2007 (LOC: JP Morgan Chase
	Bank NA)	0.220	07/06/12	4,200,000
1,900,000	Cambridge OH Hosp Facs Rev (Southeastern Ohio Regl Med) Ser 2002 (LOC: PNC
	Bank NA)	0.230	07/06/12	1,900,000
1,665,000	Carroll Co OH Hlthcare Facs Rev (St Johns Village) Ser 2000 (LOC: National City
	Bank)	0.230	07/06/12	1,665,000
300,000	Centerville OH Hlthcare Rev (Bethany Lutheran Village) Ser 2007 B (LOC: National
	City Bank)	0.170	07/06/12	300,000
5,500,000	Cleveland OH Wtrwks Rev Ser 2008 Q (LOC: Bank Of America NA)	0.160	07/06/12	5,500,000

9

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Notes — 76.2% (Continued)
$2,610,000	Columbiana Co OH Rev (East Liverpool Area) Ser 2002 Y (LOC: PNC Bank NA)	0.230	07/06/12	$2,610,000
7,585,000	Columbus OH (San Swr) UTGO Ser 2006 1	0.160	07/06/12	7,585,000
700,000	Columbus OH Regl Arpt Auth Rev (OASBO) Ser 2004 A (LOC: U.S. Bank NA)	0.180	07/06/12	700,000
265,000	Columbus OH Regl Arpt Auth Rev (Pooled Fing Prog) Ser 2004 A (LOC: U.S. Bank
	NA)	0.180	07/06/12	265,000
60,000	Coshocton Co OH Facs Rev (Echoing Hills Village) Ser 1999 (LOC: Bank One
	Columbus NA)	0.550	07/06/12	60,000
540,000	Cuyahoga Co OH EDR (North Coast Cmmnty Homes) Ser 2002 (LOC: National
	City Bank)	0.280	07/06/12	540,000
2,700,000	Hamilton Co OH EDR (St Xavier H.S.) Ser 2011 (LOC: PNC Bank NA)	0.160	07/06/12	2,700,000
750,000	Hamilton Co OH EDR (The General Protestant) Ser 1997 (LOC: PNC Bank NA)	0.250	07/06/12	750,000
3,235,000	Hamilton Co OH Hlthcare Facs Rev (Children's Home) Ser 2008 (LOC: U.S. Bank
	NA)	0.180	07/06/12	3,235,000
1,000,000	Hamilton Co OH Hlthcare Facs Rev (Life Enriching Cmntys) Ser 2006 B (LOC: PNC
	Bank NA)	0.190	07/06/12	1,000,000
1,000,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2000 (LOC: JP
	Morgan Chase Bank NA)	0.190	07/06/12	1,000,000
2,065,000	Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr) Ser 2002 (LOC: U.S.
	Bank NA)	0.180	07/06/12	2,065,000
1,827,000	Hamilton OH MFH Rev (Affordable Housing) Ser 1998 B (LOC: FHLB)	0.300	07/06/12	1,827,000
525,000	Independence OH Econ Rev (Spectrum Investments Ltd Proj) Ser 2001 (LOC: U.S.
	Bank NA)	0.230	07/06/12	525,000
6,500,000	Kent State University Rev (General Rcpts) Ser 2008 B (LOC: Bank Of America NA)	0.300	07/06/12	6,500,000
4,905,000	Lancaster OH Port Auth Gas Rev Ser 2008 (SPA: Royal Bank Of Canada)	0.180	07/06/12	4,905,000
845,000	OH St (Common Schs) UTGO Ser 2005 A	0.150	07/06/12	845,000
300,000	OH St (Common Schs) UTGO Ser 2005 B	0.150	07/06/12	300,000
6,000,000	OH St (Infra Impt) UTGO Ser 2001 B	0.150	07/06/12	6,000,000
3,000,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 A (LOC: Bank Of
	Nova Scotia)	0.150	07/06/12	3,000,000
4,600,000	OH St Air Quality Dev Auth Rev (OH Valley Elec Corp) Ser 2009 C (LOC: Bank of
	Tokyo-Mitsubishi UFJ)	0.160	07/06/12	4,600,000
550,000	OH St Higher Edl Facs Rev (Marietta College) Ser 2007 (LOC: JP Morgan Chase
	Bank NA)	0.190	07/06/12	550,000
150,000	OH St Higher Edl Facs Rev (Xavier Univ) Ser 2000 (LOC: U.S. Bank NA)	0.160	07/06/12	150,000
2,000,000	OH St Higher Edl Facs Rev (Xavier Univ) Ser 2000 B (LOC: PNC Bank NA)	0.150	07/06/12	2,000,000
200,000	OH St Univ (The) Ser 1997	0.140	07/06/12	200,000
1,100,000	OH St Univ (The) Ser 2001	0.150	07/06/12	1,100,000
1,000,000	OH St Univ (The) Ser 2001	0.150	07/06/12	1,000,000
3,035,000	OH St Univ (The) Ser 2009 B	0.160	07/06/12	3,035,000
1,500,000	OH St Univ (The) Ser 2010 E	0.150	07/06/12	1,500,000
5,500,000	OH St Wtr Dev Auth Rev (Multi-Modal Wtr Dev Timken) Ser 2001 (LOC: Northern
	Trust Company)	0.170	07/06/12	5,500,000
2,675,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2003 (LOC: U.S. Bank
	NA)	0.270	07/06/12	2,675,000
510,000	Port Gtr Cincinnati OH Dev Auth Rev (Cincinnati Zoo) Ser 2006 (LOC: U.S. Bank
	NA)	0.270	07/06/12	510,000
7,700,000	Puerto Rico Cmwlth UTGO Ser 2011 (LOC: Barclays Bank Plc)	0.170	07/06/12	7,700,000
2,950,000	Richland Co OH Hlthcare Facs Rev (Wesleyan) Ser 2004 B (LOC: JP Morgan Chase
	Bank NA)	0.190	07/06/12	2,950,000
910,000	Stark Co OH Port Auth Hlthcare Facs Rev (Canton Sch) Ser 2002 (LOC: National
	City Bank)	0.280	07/06/12	910,000
965,000	Summit Co OH Rev (Neighborhood Dev Corp) Ser 2004 (LOC: PNC Bank NA)	0.230	07/06/12	965,000

10

Touchstone Ohio Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Notes — 76.2% (Continued)
$4,700,000	Wood Co OH Hosp Facs Rev (Hosp Assn) Ser 2008 (LOC: JP Morgan Chase Bank
	NA)	0.200	07/06/12	$4,700,000
	Total Variable Rate Demand Notes			$131,852,000

	Total Investment Securities —100.6%
	(Cost $174,040,431)			$174,040,431

	Liabilities in Excess of Other Assets — (0.6%)			(960,451)

	Net Assets — 100.0%			$173,079,980

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$174,040,431	$—	$174,040,431

See accompanying notes to portfolio of investments and notes to financial statements.

11

Portfolio of Investments

Touchstone Tax-Free Money Market Fund – June 30, 2012

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Fixed Rate Revenue and General Obligation Bonds — 27.0%
$100,000	AZ St Sch Facs Brd Rev (State Sch Impt) Ser 2002 Pre-refunded @ $100	5.250	07/01/12	$100,009
230,000	CO St Edl & Cultural (Student Hsg Univ CO Fndtn Proj) Ser 2002 Pre-refunded @
	$100	5.375	07/01/12	230,021
220,000	Indianapolis IN Local Pub Impt (Wtrwks) Ser 2002 A Pre-refunded @ $100	5.250	07/01/12	220,020
100,000	Pembroke Pines FL Chrt Rev Ser 2002 B Pre-refunded @ $101	5.000	07/01/12	101,008
125,000	Monmouth Co NJ Impt Auth (Howell Twp Brd Edu Impt) Ser 2002 A Pre-refunded
	@$100	5.250	07/15/12	125,235
200,000	New Albany Floyd Co IN Sch Bldg (1st Mtg) Ser 2002 Pre-refunded @ $100	5.125	07/15/12	200,362
150,000	Portage Twp IN Multi-Sch Bldg (1st Mtg) Ser 2002 Pre-refunded @ $100	5.125	07/15/12	150,275
200,000	Kirtland OH (BANS Var Purp) LTGO Ser 2011	1.000	07/19/12	200,044
500,000	Cleveland OH Wtr Rev (Sub Lien Nts) Ser 2011	1.000	07/26/12	500,170
110,000	MA St (Cons Ln) LTGO Ser 2002 D Pre-refunded @ $100	5.375	08/01/12	110,457
100,000	MA St Wtr Poll Abat (MWRA Prog) Ser 2002 A Pre-refunded @ $100	5.250	08/01/12	100,414
250,000	NJ St (Var Purp) UTGO Ser 2002 Pre-refunded @ $100	5.250	08/01/12	251,014
100,000	Palm Beach Co FL Sch Brd COP Ser 2002 C Pre-refunded @ $100	5.000	08/01/12	100,393
250,000	VA St Public Sch Auth (Sch Fin 1997 Resolution) Ser 2002 B Pre-refunded @ $100	5.000	08/01/12	250,961
430,000	AMP OH, Inc. (BANS Elec Sys Impt) Ser 2011	1.250	08/09/12	430,069
631,000	Olmsted Falls OH (BANS Fire Sta Impt) UTGO Ser 2011	1.250	08/09/12	631,233
250,000	OH St Dept Of Admin Svcs (Administrative Knowledge Sys) COP Ser 2006 A	5.000	09/01/12	251,886
100,000	VA St College Bldg Auth Edu (Pub Higher Edu Fin Prog) Ser 2002 A Pre-refunded
	@$100	5.250	09/01/12	100,799
100,000	MA St Dev Fin Agy Rev (Park Sch) Ser 2007 Pre-refunded @ $100	4.400	09/04/12	100,682
600,000	Union Twp OH (BANS Var Purp) LTGO Ser 2011	1.125	09/12/12	600,564
500,000	Cuyahoga OH (BANS Var Purp) UTGO Ser 2011	2.000	09/14/12	500,911
100,000	Dallas TX Wtrwks & Swr Sys Rev Ser 2003 A Pre-refunded @ $100	4.250	10/01/12	100,952
100,000	MA St Hlth & Edu Fac Auth (Univ of MA) Ser 2002 C Pre-refunded @ $100	5.500	10/01/12	101,263
100,000	Met Washington DC Arpts Auth Ser 2002 B Pre-refunded @ $100	4.400	10/01/12	100,996
150,000	Sarasota Co FL Utility Sys Rev Ser 2002 C Pre-refunded @ $100	5.250	10/01/12	151,802
400,000	Kent OH (BANS Var Purp) LTGO Ser 2011	1.000	10/10/12	400,438
300,000	Kent OH (BANS Var Purp) LTGO Ser 2012	1.375	10/10/12	300,761
500,000	Lakewood OH (BANS Var Purp Impt) LTGO Ser 2012	1.125	10/18/12	501,075
500,000	WY OH CSD (BANS (Sch Impt)) UTGO Ser 2012	1.500	10/23/12	501,552
300,000	AMP OH, Inc. (BANS Var Purp) Ser 2011	1.250	10/25/12	300,239
100,000	Highlands Co FL Hlth Facs Auth (Adventist Health Sys) Ser 2003 D Pre-refunded
	@$100	6.000	11/15/12	101,994
100,000	OH St Univ Ser 2009 A	4.000	12/01/12	101,480
400,000	Lake Central IN Multi-Dist Sch Bldg (BANS 1st Mtg) Ser 2012	1.000	12/28/12	400,000
300,000	Joliet IL Wtrwks & Sewage Rev Ser 2003 Pre-refunded @ $100	4.000	01/01/13	305,389
300,000	Warrensville Heights OH (BANS) LTGO Ser 2012	1.500	01/30/13	301,041
600,000	Hamilton Twp OH (BANS Var Purp Pub Infra) LTGO Ser 2012	1.750	03/13/13	602,484
700,000	Butler Technology & Career Dev (BANS Sch Impt) LTGO Ser 2012	1.500	03/14/13	703,898
300,000	Fishers IN Redev Auth Lease Rev (BANS) Ser 2012	0.750	04/12/13	300,000
200,000	Kirtland OH (BANS Var Purp) LTGO Ser 2012	1.000	07/17/13	200,792
	Total Fixed Rate Revenue and General Obligation Bonds			$10,732,683

	Commercial Paper — 1.3%
500,000	York Co SC	0.450	09/04/12	$500,000

	Variable Rate Demand Notes — 71.7%
1,400,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2008 B (LOC: JP Morgan
	Chase Bank NA)	0.170	07/02/12	1,400,000
500,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2004 B1 (SPA: Wells Fargo Bank NA)	0.160	07/02/12	500,000
600,000	Lincoln Co WY PCR (Fltg Rate Dates Exxon Proj D) Ser 1984	0.140	07/02/12	600,000

12

Touchstone Tax-Free Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value
	Variable Rate Demand Notes — 71.7% (Continued)
$500,000	MS St Business Fin Corp (Chevron USA Inc) Ser 2007 A	0.150	07/02/12	$500,000
500,000	MS St Business Fin Corp (Chevron USA Inc) Ser 2009 G	0.140	07/02/12	500,000
600,000	New York NY UTGO Ser 1993 E2 (LOC: JP Morgan Chase Bank NA)	0.170	07/02/12	600,000
730,000	OH St Higher Edl Fac Rev (Case Western Rsrv) Ser 2002 A (SPA: Landesbank
	Hessen-Thrgn)	0.190	07/02/12	730,000
1,000,000	OH St Wtr Dev Auth (FirstEnergy) Ser 2011 C (LOC: UBS AG)	0.190	07/02/12	1,000,000
295,000	Sarasota Co FL (Sarasota Memorial Hosp) Ser 2008 A (LOC: Northern Trust
	Company)	0.160	07/02/12	295,000
1,035,000	VT St Edl & Hlth Bldgs Fin Agy Rev (North Country Hosp) Ser 2007 A (LOC: TD
	Banknorth NA)	0.190	07/02/12	1,035,000
700,000	Alachua Co FL HFA Rev (Brookside Apts) Ser 2002 A (LIQ: FNMA)	0.210	07/06/12	700,000
1,000,000	Broward Co FL HFA (Reflections Apts) Ser 1999 (LIQ: FHLMC)	0.180	07/06/12	1,000,000
700,000	Hamilton Co OH Hosp Facs Rev (Fltg Beechwood Home) Ser 2011 (LOC: PNC
	Bank NA)	0.220	07/06/12	700,000
1,070,000	Hendersonville TN IDB Rev (Windsor Park) Ser 1998 (LIQ: FNMA)	0.190	07/06/12	1,070,000
1,075,000	IA St Fin Auth Small Business Rev (Terrace Ctr Assoc L.P.) Ser 2003 (LOC: Wells
	Fargo Bank NA)	0.280	07/06/12	1,075,000
1,000,000	IL St Fin Auth Rev (Lake Forest College) Ser 2008 (LOC: Northern Trust Company)	0.190	07/06/12	1,000,000
695,000	Indianapolis IN MFH Rev (Ltd Oblig Nora Commons) Ser 2004 B (LOC: FHLB)	0.220	07/06/12	695,000
1,200,000	JEA FL Dist Energy Sys Rev Ser 2004 A (LOC: State Street B&T Co)	0.180	07/06/12	1,200,000
260,000	Lancaster NE IDR (Garner Inds Inc) Ser 2000 B (LOC: Wells Fargo Bank NA)	0.480	07/06/12	260,000
750,000	Lawrenceburg IN PCR (Ind Mich Pwr Co) Ser 2011 I (LOC: Bank Of Nova Scotia)	0.150	07/06/12	750,000
1,740,000	Lexington-Fayette Co KY Govt IBR (Eastland Parkway) Ser 2006 (LOC: Traditional
	Bank Inc)	0.330	07/06/12	1,740,000
600,000	Lexington-Fayette Co KY Govt IBR (Liberty Ridge) Ser 2006 (LOC: Traditional Bank
	Inc)	0.430	07/06/12	600,000
240,000	Lucas Co OH Hosp Rev (Sunshine Inc NW OH) Ser 1999 (LOC: PNC Bank NA)	0.280	07/06/12	240,000
925,000	MA St Dev Fin Agy Rev (Seven Hills Fndtn) Ser 2008 A (LOC: TD Banknorth NA)	0.160	07/06/12	925,000
608,000	Orange Co FL IDA Rev (Adj Trinity Prep Sch Inc) Ser 2005 (LOC: Wells Fargo Bank
	NA)	0.280	07/06/12	608,000
1,050,000	Palm Beach Co FL Rev (Henry Morrison Flagler) Ser 2003 (LOC: Northern Trust
	Company)	0.190	07/06/12	1,050,000
1,200,000	Pima Co AZ IDA Rev (Fltg Tucscon Elec) Ser 1992 (LOC: Bank Of NY Mellon)	0.160	07/06/12	1,200,000
485,000	S.W. IL Dev Auth (Deli Star Ventures) Ser 2008 (LOC: BMO Harris Bank NA)	0.550	07/06/12	485,000
1,310,000	Saint Charles Co MO IDA (Patriot Machine Inc) Ser 2002 (LOC: U.S. Bank NA)	0.310	07/06/12	1,310,000
935,000	Springfield MO IDA Rev (DMP Pptys LLC) Ser 2010 (LOC: Guaranty Bank/FHLB)	0.350	07/06/12	935,000
1,545,000	Summit Co OH IDR (S A Comunale Inc) Ser 1999 (LOC: PNC Bank NA)	0.280	07/06/12	1,545,000
1,000,000	WA St HFC MFH Rev (Clark Island Portfolio) Ser 2007 (LIQ: FHLMC)	0.230	07/06/12	1,000,000
490,000	WI Hlth & Edl Fac Auth Rev (Cedar Crest Inc) Ser 2011 (LOC: BMO Harris Bank NA)	0.180	07/06/12	490,000
500,000	Chatom AL IDB Gulf Opp Zone (Powersouth Energy Coop) Ser 2011 A (SPA:
	National Rural Utilities Finance)	0.600	11/15/12	500,000
300,000	Monroe Co NY IDA Rev (Natl Dev Council) Ser 1986 (LOC: HSBC Bank USA NA)	3.250	06/15/13	300,000
	Total Variable Rate Demand Notes			$28,538,000

13

Touchstone Tax-Free Money Market Fund (Continued)

Value
Total Investment Securities —100.0%
(Cost $39,770,683)	$39,770,683

Other Assets in Excess of Liabilities — 0.0%	13,812

Net Assets — 100.0%	$39,784,495

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$39,770,683	$—	$39,770,683

See accompanying notes to portfolio of investments and notes to financial statements.

14

Notes to Portfolios of Investments
June 30, 2012 (Unaudited)

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown in the Portfolio of Investments are the next reset dates. The interest rates shown in the Portfolio of Investments are the coupon rates in effect at June 30, 2012.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolio of Investments are the stipulated pre-refunded dates.

Portfolio Abbreviations:

BANS – Bond Anticipation Notes

CCAO – County Commissioner's Association of Ohio

CSD – City School District

COP – Certificates of Participation

EDR – Economic Development Revenue

FHLB - Federal Home Loan Bank

FHLMC - Freddie Mac Federal Home Loan Mortgage

FNMA – Federal National Mortgage Association

HFA – Housing Finance Authority/Agency

HFC - Household Finance Corporation

IBR - Industrial Building Revenue

IDA – Industrial Development Authority/Agency

IDB – Industrial Development Board

IDR – Industrial Development Revenue

LIQ – Liquidity Facility

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

MFH – Multi-Family Housing

MWRA – Massachusetts Water Resources Authority

OASBO – Ohio Association of School Business Officials

PCR – Pollution Control Revenue

SD – School District

SPA – Stand-by Purchase Agreement

TANS - Tax Anticipation Notes

TIF - Tax Increment Financing

UTGO – Unlimited Tax General Obligation

15

Portfolio Composition (Unaudited)

June 30, 2012

As of June 30, 2012, the Touchstone Ohio Tax-Free Bond Fund and the Touchstone Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. As of June 30, 2012, 33.0% of the portfolio securities of the Touchstone Tax-Free Money Market Fund were invested in the State of Ohio, 13.3% in the State of Florida, 6.8% in the State of Indiana, 5.9% in the State of Kentucky and 5.6% in the State of Missouri.

The Touchstone Ohio Tax-Free Bond Fund and the Touchstone Ohio Tax-Free Money Market Fund are each non-diversified Funds under the Investment Company Act of 1940. Thus, the Funds may invest in fewer issuers than those of a diversified fund. As of June 30, 2012, there were no investments of 10% or greater in any one issuer.

The Touchstone Ohio Tax-Free Money Market Fund and the Touchstone Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating organizations (or by one such organization if a security is rated by only that organization) or, if unrated, are determined by the Funds’ advisor, under the supervision of the Board of Trustees, to be of comparable quality.

The percentage of investments for each Fund as of June 30, 2012 classified by security type, was as follows:

	Ohio Tax-Free	Ohio Tax-Free	Tax-Free
	Bond	Money Market	Money Market
	Fund	Fund	Fund
General Obligations	38.4%	17.9%	13.7%
Prerefunded/Escrowed to Maturity	7.3%	0.1%	7.6%
Variable Rate Demand Notes	0.7%	75.7%	66.7%
Adjustable Rate Put Bonds	—	—	5.0%
Fixed Rate Revenue Bonds	53.6%	6.3%	5.7%
Commercial Paper	—	—	1.3%
Total Investments	100.0%	100.0%	100.0%

16

Statements of Assets and Liabilities
June 30, 2012

	Touchstone	Touchstone	Touchstone
	Ohio	Ohio	Tax-Free
	Tax-Free	Tax-Free	Money
	Bond	Money Market	Market
	Fund	Fund	Fund
Assets
Investments securities
At amortized cost or at original cost for Touchstone Ohio Tax-Free Bond Fund	$54,149,317	$174,040,431	$39,770,683
Investments, at value	58,432,306	174,040,431	39,770,683
Cash	33,769	38,605	81,754
Interest receivable	360,777	289,978	121,056
Receivable for capital shares sold	101,341	37,725	65,947
Receivable from other affiliates	—	26,326	10,186
Prepaid expenses	6,111	6,505	6,545
Total Assets	58,934,304	174,439,570	40,056,171

Liabilities
Dividends payable	48,814	847	4
Payable to Transfer Agent	13,828	7,198	10,824
Payable for capital shares redeemed	12,161	7,102	10,600
Payable for investments purchased	1,043,200	1,239,891	200,792
Payable to Investment Advisor	23,568	67,189	16,124
Payable to other affiliates	12,875	—	—
Payable to Trustees	3,939	3,950	3,937
Payable for professional services	19,935	21,921	19,749
Other accrued expenses and liabilities	13,795	11,492	9,646
Total Liabilities	1,192,115	1,359,590	271,676

Net Assets	$57,742,189	$173,079,980	$39,784,495

Net assets consist of:
Paid-in capital	$53,269,474	$173,083,443	$39,787,844
Accumulated net investment loss	(28,006)	(352)	(4)
Accumulated net realized gains (losses) on investments	217,732	(3,111)	(3,345)
Net unrealized appreciation on investments	4,282,989	—	—
Net Assets	$57,742,189	$173,079,980	$39,784,495

See accompanying notes to financial statements.

17

Statements of Assets and Liabilities (Continued)

	Touchstone	Touchstone	Touchstone
	Ohio	Ohio	Tax-Free
	Tax-Free	Tax-Free	Money
	Bond	Money Market	Market
	Fund	Fund	Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$50,945,673	$76,085,569	$14,864,249
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	4,279,922	76,081,368	14,869,122
Net asset value and redemption price per share	$11.90	$1.00	$1.00
Maximum offering price per share*	$12.49	$—	$—

Pricing of Class C Shares
Net assets applicable to Class C shares	$6,796,516	$—	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	570,231	—	—
Net asset value, offering price per share**	$11.92	$—	$—

Pricing of Class S Shares
Net assets applicable to Class S shares	$—	$—	$24,920,246
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	—	—	24,929,043
Net asset value, offering price and redemption price per share	$—	$—	$1.00

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$96,994,411	$—
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	—	96,989,092	—
Net asset value, offering price and redemption price per share	$—	$1.00	$—

* There is no sales load on subscriptions of $1 million or more. Redemptions that were part of $1 million subscriptions may be subject to a contingent deferred sales load.

** Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

18

Statements of Operations

For the Year Ended June 30, 2012

	Touchstone	Touchstone	Touchstone
	Ohio	Ohio	Tax-Free
	Tax-Free	Tax-Free	Money
	Bond	Money Market	Market
	Fund	Fund	Fund
Investment Income
Interest	$2,435,377	$569,214	$150,032
Expenses
Investment advisory fees	279,252	932,041	222,989
Administration fees	109,751	387,159	87,843
Compliance fees and expenses	1,832	1,832	1,832
Custody fees	678	2,037	496
Professional fees	22,529	18,837	21,057
Transfer Agent fees, Class A	18,105	13,449	5,617
Transfer Agent fees, Class C	3,644	—	—
Transfer Agent fees, Class S	—	—	19,663
Transfer Agent fees, Institutional Class	—	96	—
Registration fees, Class A	7,927	15,287	11,777
Registration fees, Class C	6,130	—	—
Registration fees, Class S	—	—	6,029
Registration fees, Institutional Class	—	4,404	—
Reports to Shareholders, Class A	8,690	11,448	7,694
Reports to Shareholders, Class C	7,575	—	—
Reports to Shareholders, Class S	—	—	10,105
Reports to Shareholders, Institutional Class	—	6,495	—
Distribution expenses, Class A	123,346	198,302	38,900
Distribution expenses, Class C	65,120	—	—
Distribution expenses, Class S	—	—	101,699
Trustee fees	8,158	8,257	8,151
Other expenses	22,899	14,367	24,700
Total Expenses	685,636	1,614,011	568,552
Fees waived and/or reimbursed by the Advisor and/or Affiliates	(162,544)	(1,064,445)	(422,963)
Net Expenses	523,092	549,566	145,589

Net Investment Income	1,912,285	19,648	4,443

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	228,135	(2,130)	(2,443)
Net change in unrealized appreciation on investments	2,418,523	—	—

Net Realized and Unrealized Gain (Loss) on Investments	2,646,658	(2,130)	(2,443)

Change in Net Assets Resulting from Operations	$4,558,943	$17,518	$2,000

See accompanying notes to financial statements.

19

Statements of Changes in Net Assets

	Touchstone Ohio Tax-Free Bond Fund
	For the	For the
	Year	Year
	Ended	Ended
	June 30, 2012	June 30, 2011
From Operations
Net investment income	$1,912,285	$2,008,736
Net realized gain (loss) on investments	228,135	413,005
Net change in unrealized appreciation (depreciation) on investments	2,418,523	(937,680)
Change in Net Assets from Operations	4,558,943	1,484,061

Distributions to Shareholders from:
Net investment income, Class A	(1,731,629)	(1,831,179)
Net investment income, Class C	(179,305)	(177,365)
Net investment income, Class S	—	—
Net investment income, Institutional Class	—	—
Net realized gains, Class A	(47,892)	(386,098)
Net realized gains, Class C	(6,528)	(46,738)
Net realized gains, Institutional Class	—	—
Total Distributions	(1,965,354)	(2,441,380)

Net Increase (Decrease) from Share Transactions (A)	988,216	(5,288,339)

Total Increase (Decrease) in Net Assets	3,581,805	(6,245,658)

Net Assets
Beginning of period	54,160,384	60,406,042
End of period	$57,742,189	$54,160,384
Accumulated Net Investment Loss	$(28,006)	$(29,357)

(A) For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 23-24.

See accompanying notes to financial statements.

20

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone
Ohio Tax-Free		Tax-Free
Money Market Fund		Money Market Fund
For the	For the	For the	For the
Year	Year	Year	Year
Ended	Ended	Ended	Ended
June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
$19,648	$25,313	$4,443	$4,662
(2,130)	(981)	(2,443)	(232)
—	—	—	—
17,518	24,332	2,000	4,430

(7,946)	(9,177)	(1,560)	(1,692)
—	—	—	—
—	—	(2,883)	(2,970)
(11,702)	(16,136)	—	—
—	(1,239)	—	—
—	—	—	—
—	(1,772)	—	—
(19,648)	(28,324)	(4,443)	(4,662)

(22,322,253)	(58,468,979)	(7,522,500)	(4,871,826)

(22,324,383)	(58,472,971)	(7,524,943)	(4,872,058)

195,404,363	253,877,334	47,309,438	52,181,496
$173,079,980	$195,404,363	$39,784,495	$47,309,438
$(352)	$(352)	$(4)	$(171)

21

Statements of Changes in Net Assets - Capital Stock Activity

	Ohio Tax-Free Bond Fund
	For the Year		For the Year
	Ended		Ended
	June 30, 2012		June 30, 2011
	Shares	Dollars	Shares	Dollars
Class A
Proceeds from shares sold	415,158	$4,877,008	361,887	$4,077,181
Reinvestment of distributions	68,859	812,737	149,896	1,704,990
Cost of shares redeemed	(428,826)	(5,025,214)	(956,200)	(10,885,023)
Change in Class A Share Transactions	55,191	664,531	(444,417)	(5,102,852)
Class C
Proceeds from shares sold	93,951	1,092,391	101,221	1,160,228
Reinvestment of distributions	6,724	79,447	14,694	167,157
Cost of shares redeemed	(72,909)	(848,153)	(131,950)	(1,512,872)
Change in Class C Share Transactions	27,766	323,685	(16,035)	(185,487)
Class S
Proceeds from shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Change in Class S Share Transactions	—	—	—	—
Institutional Class
Proceeds from shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares redeemed	—	—	—	—
Change in Institutional Class Share Transactions	—	—	—	—

Net Increase (Decrease) from Share Transactions	82,957	$988,216	(460,452)	$(5,288,339)

See accompanying notes to financial statements.

22

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Ohio Tax-Free				Tax-Free
	Money Market Fund				Money Market Fund
For the Year		For the Year		For the Year		For the Year
Ended		Ended		Ended		Ended
June 30, 2012		June 30, 2011		June 30, 2012		June 30, 2011
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
136,029,924	$136,029,924	114,384,957	$114,384,957	2,824,957	$2,824,957	3,925,867	$3,925,867
5,465	5,465	10,641	10,641	975	975	1,676	1,676
(136,575,533)	(136,575,533)	(143,005,439)	(143,005,439)	(4,333,864)	(4,333,864)	(4,965,609)	(4,965,609)
(540,144)	(540,144)	(28,609,841)	(28,609,841)	(1,507,932)	(1,507,932)	(1,038,066)	(1,038,066)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	55,477,047	55,477,047	59,517,875	59,517,875
—	—	—	—	1,815	1,815	3,034	3,034
—	—	—	—	(61,493,430)	(61,493,430)	(63,354,669)	(63,354,669)
—	—	—	—	(6,014,568)	(6,014,568)	(3,833,760)	(3,833,760)
203,489,853	203,489,853	251,307,023	251,307,023	—	—	—	—
59	59	661	661	—	—	—	—
(225,272,021)	(225,272,021)	(281,166,822)	(281,166,822)	—	—	—	—
(21,782,109)	(21,782,109)	(29,859,138)	(29,859,138)	—	—	—	—

(22,322,253)	$(22,322,253)	(58,468,979)	$(58,468,979)	(7,522,500)	$(7,522,500)	(4,871,826)	$(4,871,826)

23

Financial Highlights

Touchstone Ohio Tax-Free Bond Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.36	$11.55	$11.22	$11.13	$11.37
Income (loss) from investment operations:
Net investment income	0.41	0.42	0.42	0.43	0.44
Net realized and unrealized gains (losses) on
investments	0.55	(0.10)	0.33	0.09	(0.12)
Total from investment operations	0.96	0.32	0.75	0.52	0.32
Distributions from:
Net investment income	(0.41)	(0.42)	(0.42)	(0.43)	(0.44)
Realized capital gains	(0.01)	(0.09)	—	—	(0.12)
Total distributions	(0.42)	(0.51)	(0.42)	(0.43)	(0.56)
Net asset value at end of period	$11.90	$11.36	$11.55	$11.22	$11.13
Total return(A)	8.60%	2.85%	6.77%	4.84%	2.85%
Ratios and supplemental data:
Net assets at end of period (000's)	$50,946	$47,991	$53,947	$51,862	$51,440
Ratio to average net assets:
Net expenses	0.85%	0.85%	0.85%	0.81%	0.75%
Gross expenses	1.12%	1.15%	1.15%	1.15%	1.15%
Net investment income	3.51%	3.67%	3.66%	3.93%	3.92%
Portfolio turnover rate	33%	26%	33%	2%	17%

Touchstone Ohio Tax-Free Bond Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.37	$11.57	$11.23	$11.14	$11.39
Income (loss) from investment operations:
Net investment income	0.32	0.34	0.34	0.35	0.36
Net realized and unrealized gains (losses) on
investments	0.56	(0.11)	0.34	0.09	(0.13)
Total from investment operations	0.88	0.23	0.68	0.44	0.23
Distributions from:
Net investment income	(0.32)	(0.34)	(0.34)	(0.35)	(0.36)
Realized capital gains	(0.01)	(0.09)	—	—	(0.12)
Total distributions	(0.33)	(0.43)	(0.34)	(0.35)	(0.48)
Net asset value at end of period	$11.92	$11.37	$11.57	$11.23	$11.14
Total return(A)	7.87%	1.99%	6.06%	4.08%	2.00%
Ratios and supplemental data:
Net assets at end of period (000's)	$6,797	$6,169	$6,459	$6,056	$5,364
Ratio to average net assets:
Net expenses	1.60%	1.60%	1.60%	1.55%	1.50%
Gross expenses	2.07%	2.06%	1.96%	1.96%	1.98%
Net investment income	2.76%	2.92%	2.91%	3.19%	3.17%
Portfolio turnover rate	33%	26%	33%	2%	17%

(A) Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

See accompanying notes to financial statements.

24

Financial Highlights (Continued)

Touchstone Ohio Tax-Free Money Market Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2012		2011		2010		2009		2008
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	0.010		0.024
Net realized gains (losses) on investments	(—)	(A)	(—)	(A)	—	(A)	—	(A)	—	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	0.010		0.024
Distributions from:
Net investment income	(—)	(A)	(—)	(A)	(—)	(A)	(0.010)		(0.024)
Realized capital gains	—		(—)	(A)	—		(—)	(A)	(—)	(A)
Total distributions	(—)	(A)	(—)	(A)	(—)	(A)	(0.010)		(0.024)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01%		0.01%		0.04%		1.01%		2.43%
Ratios and supplemental data:
Net assets at end of period (000's)	$76,086		$76,640		$105,251		$131,901		$133,736
Ratio to average net assets:
Net expenses	0.29%		0.40%		0.62	%(B)	0.78	%(B)	0.75%
Gross expenses	1.00%		1.01%		0.99%		0.99%		0.97%
Net investment income	0.00	%(A)	0.01%		0.04%		0.99%		2.35%

Touchstone Ohio Tax-Free Money Market Fund — Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2012		2011		2010		2009		2008
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	—	(A)	—	(A)	0.002		0.012		0.027
Net realized gains (losses) on investments	(—)	(A)	(—)	(A)	—	(A)	—	(A)	—	(A)
Total from investment operations	—	(A)	—	(A)	0.002		0.012		0.027
Distributions from:
Net investment income	(—)	(A)	(—)	(A)	(0.002)		(0.012)		(0.027)
Realized capital gains	—		(—)	(A)	—		(—)	(A)	(—)	(A)
Total distributions	(—)	(A)	(—)	(A)	(0.002)		(0.012)		(0.027)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01%		0.01%		0.15%		1.26%		2.68%
Ratios and supplemental data:
Net assets at end of period (000's)	$96,994		$118,765		$148,626		$224,946		$262,253
Ratio to average net assets:
Net expenses	0.28%		0.40%		0.51	%(C)	0.53	%(C)	0.50%
Gross expenses	0.70%		0.72%		0.71%		0.69%		0.69%
Net investment income	0.01%		0.01%		0.16%		1.25%		2.58%

(A)	Amount rounds to less than $0.0005 per share or 0.0005%.

(B)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.61% and 0.75% for the years ended June 30, 2010 and 2009, respectively.

(C)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.50% for the years ended June 30, 2010 and 2009, respectively.

See accompanying notes to financial statements.

25

Financial Highlights (Continued)

Touchstone Tax-Free Money Market Fund — Class A

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2012		2011		2010		2009		2008
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income (loss) from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	0.010		0.024
Net realized gains (losses) on investments	(—)	(A)	(—)	(A)	—	(A)	—	(A)	(—)	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	0.010		0.024
Distributions from:
Net investment income	(—)	(A)	(—)	(A)	(—)	(A)	(0.010)		(0.024)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01%		0.01%		0.03%		0.96%		2.39%
Ratios and supplemental data:
Net assets at end of period (000's)	$14,864		$16,366		$17,405		$22,418		$21,109
Ratio to average net assets:
Net expenses	0.33%		0.52%		0.77	%(B)	0.92	%(B)	0.89%
Gross expenses	1.24%		1.18%		1.22%		1.18%		1.17%
Net investment income	0.01%		0.01%		0.04%		0.94%		2.35%

Touchstone Tax-Free Money Market Fund — Class S

Selected Data for a Share Outstanding Throughout Each Period

	Year Ended June 30,
	2012		2011		2010		2009		2008
Net asset value at beginning of period	$1.000		$1.000		$1.000		$1.000		$1.000
Income from investment operations:
Net investment income	—	(A)	—	(A)	—	(A)	0.007		0.021
Net realized gains (losses) on investments	(—)	(A)	(—)	(A)	—	(A)	—	(A)	(—)	(A)
Total from investment operations	—	(A)	—	(A)	—	(A)	0.007		0.021
Distributions from:
Net investment income	(—)	(A)	(—)	(A)	(—)	(A)	(0.007)		(0.021)
Net asset value at end of period	$1.000		$1.000		$1.000		$1.000		$1.000
Total return	0.01%		0.01%		0.01%		0.73%		2.12%
Ratios and supplemental data:
Net assets at end of period (000's)	$24,920		$30,943		$34,777		$40,902		$31,021
Ratio to average net assets:
Net expenses	0.33%		0.52%		0.79	%(C)	1.16	%(C)	1.15%
Gross expenses	1.30%		1.26%		1.50%		1.54%		1.56%
Net investment income	0.01%		0.01%		0.01%		0.69%		2.23%

(A)	Amount rounds to less than $0.0005 per share or 0.0005%.

(B)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.76% and 0.89% for the years ended June 30, 2010 and 2009, respectively.

(C)	Absent money market insurance, the ratio of net expenses to average net assets would have been 0.78% and 1.13% for the years ended June 30, 2010 and 2009, respectively.

See accompanying notes to financial statements.

26

Notes to Financial Statements

June 30, 2012

1. Organization

The Touchstone Tax-Free Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a Massachusetts business trust on April 13, 1981. The Trust consists of the following three funds, individually, a “Fund”, and collectively, the “Funds”:

Touchstone Ohio Tax-Free Bond Fund (“Ohio Tax-Free Bond Fund”)

Touchstone Ohio Tax-Free Money Market Fund (“Ohio Tax-Free Money Market Fund”)

Touchstone Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)

The Tax-Free Money Market Fund is an open-end, diversified, management investment company. The Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund are each an open-end, non-diversified, management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer different classes of shares: Class A shares, Class C shares, Class S shares and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period. During the year ended June 30, 2012, there were no significant transfers between Levels 1, 2 and 3.

The aggregate value by input level, as of June 30, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by credit quality and security type. The Funds did not hold any Level 3 categorized securities during the year ended or as of June 30, 2012.

Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity

27

Notes to Financial Statements (Continued)

of less than 60 days are valued at amortized cost, which approximates market value, and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3.

New accounting pronouncements— In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting StandardsUpdate (“ASUNo. 2011-04”), “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 which requires reporting entities to categorize within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement; the valuation processes used by the reporting entity; and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 requires reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures were effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. There were no Level 3 securities during the period.

Delayed delivery transactions— The Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and take such fluctuations into account when determining net asset value. The Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Funds have sold a security on a delayed delivery basis, the Funds do not participate in future gains and losses with respect to the security.

Share valuation— The net value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of each class of shares of the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund is equal to the net asset value per share. The maximum offering price per share of Class A shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class C shares of the Ohio Tax-Free Bond Fund is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset per share. However, Class C shares of the Ohio Tax-Free Bond Fund are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income—Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders— Each Fund declares dividends daily and distributes dividends monthly. Any realized capital gains on sales of securities for each Fund, net of applicable capital loss carryforwards, are distributed

28

Notes to Financial Statements (Continued)

to shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations— Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the net asset value (“NAV”) as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the year ended June 30, 2012:

Ohio Tax-Free
Bond Fund
Purchases of investment securities	$19,848,345
Proceeds from sales and maturities	$18,380,376

4. Transactions with Affiliates and Other Related Parties

Certain officers of theTrust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company (“Western-Southern”).

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

0.50% of the first $100 million

0.45% of the next $100 million

0.40% of the next $100 million

0.375% of such assets in excess of $300 million

Fort Washington Investment Advisors, Inc. (“Sub-Advisor”) has been retained by the Advisor to manage the investments of the Funds under the terms of a Sub-Advisory Agreement. The Sub-Advisor is a wholly-owned, indirect subsidiary of Western-Southern. The Advisor, not the Funds, pays the Sub-Advisor a fee for these services.

29

Notes to Financial Statements (Continued)

The Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees, administration fees and reimburse expenses in order to maintain expense limitations for the Funds as follows:

				Institutional
	Class A	Class C	Class S	Class
Ohio Tax-Free Bond Fund	0.85%	1.60%	—	—
Ohio Tax-Free Money Market Fund	0.75%	—	—	0.50%
Tax-Free Money Market Fund	0.89%	—	0.90%	—

These fee waivers and expense limitations will remain in effect until at least October 27, 2012.

During the year ended June 30, 2012, the Advisor waived administration fees and/or reimbursed expenses of the Funds as follows:

		Other Operating
	Administration	Expenses
Fund	Fees Waived	Reimbursed
Ohio Tax-Free Bond Fund	$—	$162,544
Ohio Tax-Free Money Market Fund	$230,291	$834,154
Tax-Free Money Market Fund	$—	$422,963

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (“SEC”) and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily NAV per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Funds Group Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), and Touchstone Strategic Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

Effective November 5, 2011, the Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust. Prior to November 5, 2011, JPMorgan Chase Bank, N.A. (“JPMorgan”), served as the Sub-Administrator and was compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Effective December 5, 2011, under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays BNY Mellon out-of-pocket expenses including, but not limited to, postage and supplies.

Prior to December 5, 2011, under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintained the records of each shareholder’s account, answered shareholders’ inquiries concerning their accounts, processed purchases and redemptions of each Fund’s shares, acted as dividend and distribution

30

Notes to Financial Statements (Continued)

disbursing agent and performed other shareholder service functions. For these services, JPMorgan received a monthly fee per shareholder account from each Fund. In addition, each Fund paid JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION

The Trust has a Plan of Distribution (Class A Plan) under which Class A shares of all Funds may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class A Plan is 0.25% of average daily net assets attributable to such shares.

The Trust also has a Plan of Distribution (Class C Plan) under which Class C shares of the Ohio Tax-Free Bond Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class C Plan is 1.00% of average daily net assets attributable to Class C shares.

The Trust also has a Plan of Distribution (Class S Plan) under which Class S shares of the Tax-Free Money Market Fund may directly incur or reimburse the Advisor or the Underwriter for expenses related to the distribution and promotion of shares. The annual limitation for payment of such expenses under the Class S Plan is 1.00% of average daily net assets attributable to Class S shares. The Fund currently intends to limit the amount to 0.35% of average daily net assets attributable to such shares.

UNDERWRITING AGREEMENT

The Underwriter acts as exclusive agent for the distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned $2,020 from underwriting and broker commissions on the sale of shares of the Ohio Tax-Free Bond Fund during the year ended June 30, 2012. The Underwriter did not collect any contingent deferred sales charges on the redemption of Class C shares of the Ohio Tax-Free Bond Fund during the year ended June 30, 2012.

5. Federal Tax Information

Federal income tax— It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In addition, each Fund intends to satisfy conditions which enable it to designate the interest income generated by its investment in municipal securities, which is exempt from federal income tax when received by the Fund, as exempt-interest dividends upon distribution to shareholders.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

31

Notes to Financial Statements (Continued)

The tax character of distributions paid for the years ended June 30, 2012 and 2011 was as follows:

	Ohio Tax-Free		Ohio Tax-Free
	Bond Fund		Money Market Fund
	2012	2011	2012	2011
From tax exempt income	$1,891,321	$2,008,544	$19,648	$25,321
From ordinary income	19,613	—	—	—
From long-term capital gains	54,420	432,836	—	3,003
	$1,965,354	$2,441,380	$19,648	$28,324

			Tax-Free
			Money Market Fund
			2012	2011
From tax exempt income			$4,443	$4,662
From long-term capital gains			—	—
			$4,443	$4,662

The following information is computed on a tax basis for each item as of June 30, 2012:

		Ohio Tax-Free
	Ohio Tax-Free	Money Market	Tax-Free Money
	Bond Fund	Fund	Market Fund
Tax cost of portfolio investments	$54,149,317	$174,040,431	$39,770,683
Gross unrealized appreciation	$4,286,246	$—	$—
Gross unrealized depreciation	(3,257)	—	—
Net unrealized appreciation	4,282,989	—	—
Accumulated capital and other losses	—	(981)	(902)
Post-October and Qualified Late-Year losses	—	(2,130)	(2,443)
Undistributed tax exempt income	20,808	495	—
Undistributed capital gains	217,732	—	—
Other temporary differences	(48,814)	(847)	(4)
Accumulated earnings (deficit)	$4,472,715	$(3,463)	$(3,349)

As of June 30, 2012, the Funds had the following capital loss carryforwards for federal income tax purposes:

	Expiring	No Expiration
	2017	Short-Term	Long-Term	Total
Ohio Tax-Fee Money Market Fund	$—	$981	$—	$981
Tax-Free Money Market Fund	670	232	—	902

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending June 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinetly, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

During the year ended June 30, 2012, the Funds did not utilize any available capital loss carryforwards.

32

Notes to Financial Statements (Continued)

From November 1, 2010 to June 30, 2012, the Funds shown below incurred the following net losses (“Post-October and Qualified Late-Year losses”). The Funds intend to elect to defer these losses and treat them as arising on July 1, 2012:

Fund	Amount
Ohio Tax-Free Money Market Fund	$2,130
Tax-Free Money Market Fund	2,443

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended June 30, 2009 through 2012) and have concluded that no provision for income tax is required in their financial statements.

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital. These reclassifications have no impact on the net assets or NAV per share of the Funds and are designed to present the Funds’ capital accounts on a tax basis. The following reclassification, which was attributable to an excess distribution, was made by the following Fund for the year ended June 30, 2012.

		Accumulated
	Paid-In	Net Investment
	Capital	Income
Touchstone Tax-Free Money Market Fund	$(167)	$167

6. Commitments and Contingencies

The Funds indemnify theTrust’s officers andTrustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Fund’s financial statements.

33

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of

Touchstone Tax-Free Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Touchstone Tax-Free Trust, comprised of the Touchstone Ohio Tax-Free Bond Fund,Touchstone Ohio Tax-Free Money Market Fund, and Touchstone Tax-Free Money Market Fund (the “Funds”), as of June 30, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2012, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising the Touchstone Tax-Free Trust at June 30, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Cincinnati, Ohio

August 22, 2012

34

Other Items (Unaudited)

Supplemental Tax Information

The information set forth below is for each Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

The Touchstone Ohio Tax-Free Bond Fund designated $228,135 as capital gain dividends paid during the fiscal year.

Of the dividends paid from net investment income during the fiscal year, the following percentages were designated as exempt interest dividends for federal income tax purposes.

Exempt Interest Dividends

Touchstone Ohio Tax-Free Bond Fund	99%
Touchstone Ohio Tax-Free Money Market Fund	100%
Touchstone Tax-Free Money Market Fund	100%

Proxy Voting Disclosure

The Sub-Advisor is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisor uses in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual Expenses

The first line for each class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2012” to estimate the expenses you paid on your account during this period.

35

Other Items (Continued)

Hypothetical Example for Comparison Purposes

The second line for each class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Rato	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		June 30,	January 1,	June 30,	June 30,
		2012	2012	2012	2012*
Touchstone Ohio Tax-Free Bond Fund
Class A	Actual	0.85%	$1,000.00	$1,038.80	$4.31
Class A	Hypothetical	0.85%	$1,000.00	$1,020.64	$4.27

Class C	Actual	1.60%	$1,000.00	$1,035.80	$8.10
Class C	Hypothetical	1.60%	$1,000.00	$1,016.91	$8.02

Touchstone Ohio Tax-Free Money Market Fund
Class A	Actual	0.29%	$1,000.00	$1,000.10	$1.44
Class A	Hypothetical	0.29%	$1,000.00	$1,023.42	$1.46

Institutional Class	Actual	0.28%	$1,000.00	$1,000.10	$1.39
Institutional Class	Hypothetical	0.28%	$1,000.00	$1,023.47	$1.41

Touchstone Tax-Free Money Market Fund
Class A	Actual	0.33%	$1,000.00	$1,000.10	$1.64
Class A	Hypothetical	0.33%	$1,000.00	$1,023.22	$1.66

Class S	Actual	0.33%	$1,000.00	$1,000.10	$1.64
Class S	Hypothetical	0.33%	$1,000.00	$1,023.22	$1.66

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect one-half year period).

36

Management of the Trust (Unaudited)

Listed below is basic information regarding the Trustees and principal officers of the Trust. The Trust’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1.800.543.0407.

Interested Trustees1:

				Number
				of Funds
				Overseen
		Term of		in the
Name	Position(s)	Office[2] And		Touchstone	Other
Address	Held with	Length of	Principal Occupation(s)	Fund	Directorships
Age	Trust	Time Served	During Past 5 Years	Complex[3]	Held[4]
Jill T. McGruder Touchstone Advisors, Inc 303 Broadway Cincinnati, OH Year of Birth: 1955	Trustee and President	Until retirement at age 75 or until she resigns or is removed Trustee since 1999	President and CEO of IFS Financial Services, Inc. (a holding company).	56	Director of LaRosa’s (a restaurant chain), Capital Analysts Incorporated (an investment advisor and broker-dealer), IFS Financial Services, Inc. (a holding company), Integrity and National Integrity Life Insurance Co., Touchstone Securities (the Trust’s distributor), Touchstone Advisors (the Trust’s investment advisor and administrator) and W&S Financial Group Distributors (a distribution company).
Independent Trustees:
Phillip R. Cox 105 East Fourth Street Cincinnati, OH Year of Birth: 1947	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 1999	President and Chief Executive Officer of Cox Financial Corp. (a financial services company).	56	Director of Cincinnati Bell (a communications company), Bethesda Inc. (a hospital), Timken Co. (a manufacturing company), Diebold (a technology solutions company), and Ohio Business Alliance for Higher Education. Director of Duke Energy from 1994-2008.
H. Jerome Lerner c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1938	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 1989	Principal of HJL Enterprises (a privately held investment company).	56	BASCO Shower Enclosures (a design and manufacturing company) and Hebrew Union College - Jewish Institute of Religion.

37

Management of the Trust (Continued)

Independent Trustees (Continued):

Name Address Age	Position(s) Held with Trust	Term of Office[2] And Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds Overseen in the Touchstone Fund Complex[3]	Other Directorships Held[4]
Donald C. Siekmann c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1938	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2005	Executive for Duro Bag Manufacturing Co. (a bag manufacturer) from 2002-2008.	56	Society for Preservation of Music Hall; Riverfront Mutual Funds (until 2008).
John P. Zanotti c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1948	Trustee	Until retirement at age 75 or until he resigns or is removed Trustee since 2002	Chairman of Integrated Media Technologies (a media company).	56	Cincinnati Children’s Hospital from 1994-2010.
Susan J. Hickenlooper c/o Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1946	Trustee	Until retirement at age 75 or until she resigns or is removed Trustee since 2009	Trustee of Gateway Trust (a mutual fund) from 2006-2009.	56	Trustee of Cincinnati Parks Foundation (a charitable organization) from 2000 to present and Trustee of Episcopal Retirement homes foundation from 1998-2011.

1	Ms. McGruder, as a director of the Advisor and the Trust's Distributor, and an officer of affiliates of the Advisor and the Trust's Distributor, is an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

2	Each Trustee is elected to serve until the age of 75 or until he or she sooner resigns or is removed.

3	The Touchstone Fund Complex consists of 3 series of the Trust, 19 series of Touchstone Funds Group Trust, 1 series of Touchstone Institutional Funds Trust, 4 series of Touchstone Investment Trust, 18 series of Touchstone Strategic Trust, and 11 variable annuity series of Touchstone Variable Series Trust.

4	Each Trustee is also a Trustee of Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust, and Touchstone Variable Series Trust.

38

Management of the Trust (Continued)

Principal Officers1:

				Number
				of Funds
				Overseen
		Term of		in the
Name	Position(s)	Office[2] And		Touchstone	Other
Address	Held with	Length of	Principal Occupation(s)	Fund	Directorships
Age	Trust	Time Served	During Past 5 Years	Complex[2]	Held
Jill T. McGruder Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1955	President	Until resignation, removal or disqualification President since 2004; President from 2000-2002	See biography above.	56	See biography above.
Steven M. Graziano Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1954	Vice President	Until resignation, removal or disqualification Vice President since 2009	President of Touchstone Advisors, Inc.; Executive Vice President of Pioneer Investment Management, Head of Retail Distribution and Strategic Marketing 2007- 2008; Executive Vice President of Pioneer Investment Management, Chief Marketing Officer 2002-2007.	56	None
Timothy D. Paulin Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1963	Vice President	Until resignation, removal or disqualification Vice President since 2010	Senior Vice President of Investment Research and Product Management of Touchstone Advisors, Inc.; Principal of Klein Decisions	56	None
Joseph Melcher Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1973	Chief Compliance Officer	Until resignation, removal or disqualification Chief Compliance Officer since 2010	Vice President of Compliance of IFS Financial Services (a holding company); Assistant Vice President of Compliance of IFS Financial Services 2005-2010.	56	None
Terrie A. Wiedenheft Touchstone Advisors, Inc. 303 Broadway Cincinnati, OH Year of Birth: 1962	Controller and Treasurer	Until resignation, removal or disqualification Controller since 2000 Treasurer since 2003	Senior Vice President, Chief Financial Officer and Chief Operations Officer of IFS Financial Services, Inc.	56	None
Elizabeth R. Freeman BNY Mellon 201 Washington Street Boston MA Year of Birth: 1962	Secretary	Until resignation, removal or disqualification Secretary since 2011	Managing Director and Senior Counsel at BNY Mellon Investment Servicing (US) Inc.	56	None

1	Each officer also holds the same office with Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, Touchstone Investment Trust, Touchstone Strategic Trust, and Touchstone Variable Series Trust.

2	The Touchstone Fund Complex consists of 3 series of the Trust, 19 series of Touchstone Funds Group Trust, 1 series of Touchstone Institutional Funds Trust, 4 series of Touchstone Investment Trust, 18 series of Touchstone Strategic Trust, and 11 variable annuity series of Touchstone Variable Series Trust.

39

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Annual Report.

40

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303 Broadway, Suite 1100
Cincinnati, OH 45202-4203

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Touchstone Investments

Distributor

Touchstone Securities, Inc.*
303 Broadway

Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-58-TTFT-AR-1206

41

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Mr. Donald Siekmann is the registrant’s audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years 2011 and 2012 are $46,725 and $46,725, respectively.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item for fiscal years 2011 and 2012 are $0 and $0, respectively.

Tax Fees

(c)	The fees for tax compliance services for fiscal years 2011 and 2012 are $14,655 and $11,655, respectively.

Fees for both 2011 and 2012 relate to the preparation of federal income and excise tax returns and review of capital gains distribution calculations.

All Other Fees

(d)	There were no other fees for all other services for the June 30, 2011 and June 30, 2012 fiscal years.

(e)(1)	Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee.  The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee.  The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-SAR and Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2)	All services described in paragraphs (c) and (d) of Item 4 were approved by the Audit Committee. Not applicable for paragraph (b) of Item 4.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant for 2011 and 2012 are $14,655 and $11,655, respectively.

(h)	The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Tax-Free Trust

By (Signature and Title)* /s/ Jill T. McGruder
                                                Jill T. McGruder, President

                                                (principal executive officer)

Date 8/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Jill T. McGruder
                                                Jill T. McGruder, President

                                                (principal executive officer)

Date 8/30/12

By (Signature and Title)* /s/ Terrie A. Wiedenheft
                                                Terrie A. Wiedenheft, Controller and Treasurer

                                                (principal financial officer)

Date 8/30/12

* Print the name and title of each signing officer under his or her signature.